TRANSAMERICA IDEX MUTUAL FUNDS

Supplement dated July 3, 2006 to the Prospectus dated March 1, 2006, as previously supplemented

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TA IDEX American Century International

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX American Century International (the “underlying fund”):

At a meeting held on April 4, 2006, the Board of Trustees of Transamerica IDEX Mutual Funds approved the restructuring of TA IDEX American Century International effective the beginning of July, 2006. Pursuant to such restructuring, the underlying fund’s investment sub-adviser, American Century Global Investment Management, Inc. is replaced by MFS Investment Management, the underlying fund is re-designated as “TA IDEX MFS International Equity,” and the underlying fund’s investment strategies and risks have changed.

Accordingly, effective July 3, 2006, all references to TA IDEX American Century International in the Prospectus are hereby changed to “TA IDEX MFS International Equity.” In addition, second bullet in Section B entitled “Description of Certain Underlying Funds” on page 88 of the Prospectus is hereby replaced with the following information:

•

TA IDEX MFS International Equity seeks capital growth by investing, principally in equity securities of foreign companies. Under normal market conditions, the fund invests at least 80% of its assets in common stocks and related equity securities, such as preferred stock, convertible securities and depositary receipts of issuers economically tied to a number of countries throughout the world, including emerging markets countries. The principal risks of investing in this underlying fund are: investing in common stock; growth stocks risk; foreign securities risk; emerging markets risk; currency risk; preferred stocks risk; derivatives risk; futures risk; convertible securities risk; and market risk.

* * *

Investors Should Retain This Supplement for Future Use

TRANSAMERICA IDEX MUTUAL FUNDS

Supplement dated July 3, 2006 to the Prospectus (for Class I Shares) dated March 1, 2006, as previously supplemented

* * *

TA IDEX American Century International

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX American Century International (the “fund”):

At a meeting held on April 4, 2006, the Board of Trustees of Transamerica IDEX Mutual Funds approved the restructuring of TA IDEX American Century International effective the beginning of July, 2006. Pursuant to such restructuring, the fund’s investment sub-adviser, American Century Global Investment Management, Inc. (“American Century”) is replaced by MFS Investment Management (“MFS”), and the fund is re-designated as “TA IDEX MFS International Equity.”

Accordingly, effective July 3, 2006, all references to “TA IDEX American Century International” in the Prospectus are hereby changed to “TA IDEX MFS International Equity,” and all references to “American Century” as the fund’s sub-adviser are hereby changed to “MFS.” In addition, certain investment strategies and policies of the fund will be changed, although its investment objective will remain the same. The changes to the Prospectus discussed below are also effective July 3, 2006.

The information in the section entitled “Principal Strategies and Policies” on page 72 of the Prospectus is hereby replaced with the following information:

PRINCIPAL STRATEGIES AND POLICIES

The fund’s sub-adviser, MFS Investment Management (MFS), seeks to achieve this objective by investing, under normal market conditions, at least 80% of the fund’s assets in common stocks and related equity securities, such as preferred stock, convertible securities and depositary receipts, of issuers economically tied to a number of countries throughout the world, including emerging market countries. Under normal market conditions, the fund invests in issuers economically tied to at least 10 different countries. The fund may invest in companies of any size.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; (f) the issuer is included in an index which is representative of that country; or (g) the issuer is exposed to the economic fortunes and risks of that country.

The fund focuses on foreign companies that MFS believes have above average growth potential and that are also trading at reasonable valuation.

The fund may invest in derivative instruments.

The fund’s investments may include securities traded in the Over-the-Counter (OTC) markets.

When the managers believe it is prudent, the fund may invest a portion of its assets in equity equivalent securities, such as stock futures contracts or stock index futures contracts, as well as forward currency exchange contracts, notes, bonds and other debt securities of companies; and obligations of domestic or foreign governments and their agencies. Consistent with its investment objective and policies, the fund also may invest in “when-issued” securities.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the fund’s portfolio managers and MFS’s large group of equity research analysts.

WHAT IS A “BOTTOM-UP” ANALYSIS?

When a sub-adviser uses a “bottom-up” approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

In addition to seeking strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund many be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The paragraph entitled “Options” under the section entitled “Principal Risks” on page 72 of the Prospectus is hereby deleted and the following paragraphs are hereby added:

•	Preferred Stocks

Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

•	Emerging Markets Risk

Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

•	Futures

Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

•	inaccurate market predictions
•	imperfect correlation
•	illiquidity
•	tax considerations

The following note is hereby inserted at the end of the section entitled “Past Performance” on page 74 of the Prospectus:

Note: Prior to July 3, 2006, a different sub-adviser managed this fund, and it used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

The information under the section entitled “Sub-Adviser” on page 75 of the Prospectus is hereby replaced with the following:

MFS Investment Management

500 Boylston Street

Boston, Massachusetts 02116

The sub-advisory fee information under the section entitled “Sub-Advisory Fee” on page 75 of the Prospectus is hereby replaced with the following:

Up to $500 million...............................................0.475%

Next $500 million................................................0.45%

Over $1 billion....................................................0.40%

The paragraphs discussing American Century’s portfolio management team and portfolio managers under the section entitled “Portfolio Managers” on page 75 of the Prospectus are hereby replaced with the following:

David R. Mannheim, Senior Vice President and Director of Core Portfolio Management at MFS, is a Portfolio Manager of the fund. Mr. Mannheim joined MFS in 1988 as an Equity Research Analyst following non-U.S. securities; he was named Portfolio Manager at MFS in 1992. Prior to joining MFS, he was a Lending Officer for Midlantic National Bank. He is a graduate of Amherst College and the MIT Sloan School of Management.

Marcus L. Smith, Senior Vice President and Director of Asian Research at MFS, is a Portfolio Manager of the fund. Mr. Smith joined MFS in 1998 as an Equity Research Analyst following European securities; he was named Portfolio Manager at MFS in 2001. Prior to joining MFS, he was a Senior Consultant for Andersen Consulting. He is a graduate of Mount Union College and the Wharton School of University of Pennsylvania.

* * *

Investors Should Retain This Supplement for Future Use

S:\fundcomp\REORGANIZATION\SEC Filings\Supplements (Stickers)\2006\IDEX\TA IDEX Prosp MFS Dechert 7.1.06_classI.doc

TRANSAMERICA IDEX MUTUAL FUNDS

Supplement dated July 3, 2006 to the Prospectus (for Class I Shares) dated March 1, 2006, as previously supplemented

* * *

TA IDEX American Century International

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX American Century International (the “fund”):

At a meeting held on April 4, 2006, the Board of Trustees of Transamerica IDEX Mutual Funds approved the restructuring of TA IDEX American Century International effective the beginning of July, 2006. Pursuant to such restructuring, the fund’s investment sub-adviser, American Century Global Investment Management, Inc. (“American Century”) is replaced by MFS Investment Management (“MFS”), and the fund is re-designated as “TA IDEX MFS International Equity.”

Accordingly, effective July 3, 2006, all references to “TA IDEX American Century International” in the Prospectus are hereby changed to “TA IDEX MFS International Equity,” and all references to “American Century” as the fund’s sub-adviser are hereby changed to “MFS.” In addition, certain investment strategies and policies of the fund will be changed, although its investment objective will remain the same. The changes to the Prospectus discussed below are also effective July 3, 2006.

The information in the section entitled “Principal Strategies and Policies” on page 72 of the Prospectus is hereby replaced with the following information:

PRINCIPAL STRATEGIES AND POLICIES

The fund’s sub-adviser, MFS Investment Management (MFS), seeks to achieve this objective by investing, under normal market conditions, at least 80% of the fund’s assets in common stocks and related equity securities, such as preferred stock, convertible securities and depositary receipts, of issuers economically tied to a number of countries throughout the world, including emerging market countries. Under normal market conditions, the fund invests in issuers economically tied to at least 10 different countries. The fund may invest in companies of any size.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; (f) the issuer is included in an index which is representative of that country; or (g) the issuer is exposed to the economic fortunes and risks of that country.

The fund focuses on foreign companies that MFS believes have above average growth potential and that are also trading at reasonable valuation.

The fund may invest in derivative instruments.

The fund’s investments may include securities traded in the Over-the-Counter (OTC) markets.

When the managers believe it is prudent, the fund may invest a portion of its assets in equity equivalent securities, such as stock futures contracts or stock index futures contracts, as well as forward currency exchange contracts, notes, bonds and other debt securities of companies; and obligations of domestic or foreign governments and their agencies. Consistent with its investment objective and policies, the fund also may invest in “when-issued” securities.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the fund’s portfolio managers and MFS’s large group of equity research analysts.

WHAT IS A “BOTTOM-UP” ANALYSIS?

When a sub-adviser uses a “bottom-up” approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

In addition to seeking strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund many be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The paragraph entitled “Options” under the section entitled “Principal Risks” on page 72 of the Prospectus is hereby deleted and the following paragraphs are hereby added:

•	Preferred Stocks

Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

•	Emerging Markets Risk

Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

•	Futures

Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

•	inaccurate market predictions
•	imperfect correlation
•	illiquidity
•	tax considerations

The following note is hereby inserted at the end of the section entitled “Past Performance” on page 74 of the Prospectus:

Note: Prior to July 3, 2006, a different sub-adviser managed this fund, and it used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

The information under the section entitled “Sub-Adviser” on page 75 of the Prospectus is hereby replaced with the following:

MFS Investment Management

500 Boylston Street

Boston, Massachusetts 02116

The sub-advisory fee information under the section entitled “Sub-Advisory Fee” on page 75 of the Prospectus is hereby replaced with the following:

Up to $500 million...............................................0.475%

Next $500 million................................................0.45%

Over $1 billion....................................................0.40%

The paragraphs discussing American Century’s portfolio management team and portfolio managers under the section entitled “Portfolio Managers” on page 75 of the Prospectus are hereby replaced with the following:

David R. Mannheim, Senior Vice President and Director of Core Portfolio Management at MFS, is a Portfolio Manager of the fund. Mr. Mannheim joined MFS in 1988 as an Equity Research Analyst following non-U.S. securities; he was named Portfolio Manager at MFS in 1992. Prior to joining MFS, he was a Lending Officer for Midlantic National Bank. He is a graduate of Amherst College and the MIT Sloan School of Management.

Marcus L. Smith, Senior Vice President and Director of Asian Research at MFS, is a Portfolio Manager of the fund. Mr. Smith joined MFS in 1998 as an Equity Research Analyst following European securities; he was named Portfolio Manager at MFS in 2001. Prior to joining MFS, he was a Senior Consultant for Andersen Consulting. He is a graduate of Mount Union College and the Wharton School of University of Pennsylvania.

* * *

Investors Should Retain This Supplement for Future Use